Short-Term Invstment (Details) - Schedule of Short-Term Investment - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Short-Term Investments [Line Items]
Beginning balance	$ 1,490	$ 928,800
Add: purchase additional wealth management financial products	4,125,704	20,025,600
Less: proceeds received upon maturity of short-term investment	(4,127,088)	(20,918,110)
Foreign currency translation adjustments	(106)	(34,800)
Ending balance of short-term investment		$ 1,490